Derivative Warrant Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Derivative Warrant Liabilities Abstract
Schedule of Private Warrants	The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, using the following main assumptions:
	Warrant Inputs at September 30, 2025	Warrant Inputs at March 30, 2025
Share price	$3.20	$4.78
Expected dividend yield	Nil	Nil
Exercise price	$6,874.13	$6,874.13
Risk-free interest rate	4.21%	4.21%
Expected life	4.00	4.00
Expected volatility	59.98%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Schedule of Derivative Warrant Liability

As at September 30, 2025, the derivative warrant liability was reconciled as follows:

Derivative warrant liability – Public and Private Warrants
	Number	Amount ($)
Opening balance April 1, 2024	21,866	901,608
Warrant exchange	(1,104)	(6,996)
Fair value gain	-	(745,428)
Balance as at September 30, 2024	20,762	149,184
Opening balance April 1, 2025	20,762	200,096
Fair value loss	-	98,272
Balance as at September 30, 2025	20,762	298,368

Schedule of Warrant Transactions

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, April 1, 2024	20,912	$6,874.13	954	$6,874.13
Warrant exchange	(1,104)	$6,874.13	-	$6,874.13
Balance, September 30, 2024 and March 31, 2025	19,808	$6,874.13	954	$6,874.13
Balance, September 30, 2025	19,808	$6,874.13	954	$6,874.13

Schedule of Warrants Outstanding and Exercisable

The following warrants were outstanding and exercisable at September 30, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
January 25, 2024	January 25, 2029	$6,874.13	20,762	20,762